Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
May 31, 2021
FIE-QTLY-0721
1.9900959.100

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations – 38.5%
	Principal Amount	Value
U.S. Treasury Bonds 2.375% 5/15/51	$ 824,000	$ 839,965
U.S. Treasury Notes:
0.125% 2/28/23	$ 1,800,000	$ 1,799,930
0.50% 2/28/26	560,000	553,350
0.875% 11/15/30	290,000	272,147
1.125% 2/15/31	278,000	266,141
1.25% 4/30/28	110,000	109,966
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,837,851)		3,841,499
Nonconvertible Bonds – 38.2%

COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 4.30% 2/15/30	90,000	102,456
Verizon Communications, Inc. 3.15% 3/22/30	50,000	53,235
		155,691
Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.80% 4/1/31	100,000	99,800
Time Warner Cable, Inc. 5.50% 9/1/41	40,000	48,109
		147,909
Wireless Telecommunication Services – 1.0%
T-Mobile USA, Inc. 4.50% 4/15/50	90,000	101,849
TOTAL COMMUNICATION SERVICES		405,449
CONSUMER DISCRETIONARY – 1.6%
Automobiles – 0.6%
General Motors Financial Co., Inc. 4.00% 1/15/25	50,000	54,577
Household Durables – 1.0%
Lennar Corp. 4.75% 11/29/27	90,000	104,080
TOTAL CONSUMER DISCRETIONARY		158,657
CONSUMER STAPLES – 3.0%
Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	80,000	101,310
Food & Staples Retailing – 1.1%
Sysco Corp. 6.60% 4/1/50	70,000	105,211

	Principal Amount	Value

Food Products – 0.9%
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 5.50% 1/15/30 (a)	$ 40,000	$44,000
Kraft Heinz Foods Co. 4.625% 1/30/29	40,000	45,235
		89,235
TOTAL CONSUMER STAPLES		295,756
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Cenovus Energy, Inc. 4.25% 4/15/27	40,000	44,349
Energy Transfer LP 4.95% 6/15/28	40,000	45,787
Hess Corp. 4.30% 4/1/27	40,000	44,526
MPLX LP 4.80% 2/15/29	40,000	46,369
Petroleos Mexicanos 7.69% 1/23/50	100,000	96,300
TOTAL ENERGY		277,331
FINANCIALS – 16.7%
Banks – 9.2%
Bank of America Corp. 4.183% 11/25/27	170,000	191,175
Citigroup, Inc. 4.45% 9/29/27	170,000	194,576
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	226,300
JPMorgan Chase & Co. 4.493% 3/24/31 (b)	80,000	93,232
Royal Bank of Scotland Group PLC 3.073% 5/22/28 (b)	200,000	210,766
		916,049
Capital Markets – 3.5%
Ares Capital Corp. 3.875% 1/15/26	90,000	96,376
Goldman Sachs Group, Inc. 3.80% 3/15/30	90,000	100,273
Morgan Stanley 4.431% 1/23/30 (b)	130,000	150,955
		347,604
Consumer Finance – 1.4%
Ally Financial, Inc. 8.00% 11/1/31	30,000	42,376
Capital One Financial Corp. 3.80% 1/31/28	90,000	100,864
		143,240

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – 2.1%
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (a)	$ 90,000	$95,832
Deutsche Bank AG 4.10% 1/13/26	100,000	110,171
		206,003
Insurance – 0.5%
Arthur J Gallagher & Co. 2.50% 5/20/31	8,000	7,979
Unum Group 4.00% 6/15/29	40,000	44,106
		52,085
TOTAL FINANCIALS		1,664,981
HEALTH CARE – 2.4%
Health Care Providers & Services – 1.9%
Centene Corp. 4.625% 12/15/29	90,000	97,148
Cigna Corp. 4.80% 8/15/38	80,000	96,905
		194,053
Pharmaceuticals – 0.5%
Viatris, Inc. 2.70% 6/22/30 (a)	50,000	49,862
TOTAL HEALTH CARE		243,915
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.9%
The Boeing Co. 5.15% 5/1/30	80,000	93,644
Industrial Conglomerates – 0.5%
General Electric Co. 4.35% 5/1/50	40,000	45,580
TOTAL INDUSTRIALS		139,224
INFORMATION TECHNOLOGY – 2.0%
Semiconductors & Semiconductor Equipment – 1.0%
Broadcom, Inc. 2.45% 2/15/31 (a)	50,000	48,018
Marvell Technology, Inc. 2.95% 4/15/31 (a)	50,000	50,602
		98,620
Software – 0.5%
Oracle Corp. 3.60% 4/1/40	50,000	50,921
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 6.20% 7/15/30 (a)	40,000	50,104
TOTAL INFORMATION TECHNOLOGY		199,645

	Principal Amount	Value
REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Brixmor Operating Partnership LP 4.05% 7/1/30	$ 40,000	$ 44,039
Lexington Realty Trust 2.70% 9/15/30	50,000	49,947
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,000	4,885
3.625% 10/1/29	50,000	52,284
Retail Properties of America, Inc. 4.75% 9/15/30	50,000	54,450
Vornado Realty LP:
2.15% 6/1/26	3,000	3,026
3.40% 6/1/31	9,000	9,070
		217,701
Real Estate Management & Development – 0.6%
CBRE Services, Inc. 2.50% 4/1/31	8,000	7,943
Corporate Office Properties LP 2.75% 4/15/31	2,000	1,965
Tanger Properties LP 3.875% 7/15/27	50,000	53,390
		63,298
TOTAL REAL ESTATE		280,999
UTILITIES – 1.5%
Electric Utilities – 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	40,000	43,916
Independent Power and Renewable Electricity Producers – 0.6%
The AES Corp. 3.95% 7/15/30 (a)	50,000	53,985
Multi-Utilities – 0.5%
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	50,000	48,468
The AES Corp. 2.45% 1/15/31 (a)	3,000	2,909
		51,377
TOTAL UTILITIES		149,278
TOTAL NONCONVERTIBLE BONDS (Cost $3,825,953)		3,815,235
U.S. Government Agency - Mortgage Securities – 12.6%

Fannie Mae – 3.4%
3.00% 6/1/40 (c)	150,000	156,656
3.50% 11/1/45	172,968	185,101
TOTAL FANNIE MAE		341,757

Quarterly Report	3

U.S. Government Agency - Mortgage Securities – continued
	Principal Amount	Value
Freddie Mac – 1.2%
3.00% 2/1/50	$ 93,942	$ 99,020
3.50% 9/1/49	22,020	23,212
TOTAL FREDDIE MAC		122,232
Ginnie Mae – 4.4%
2.00% 3/20/51	49,807	50,722
2.50% 6/1/51 (c)	50,000	51,787
3.00% 7/20/50 to 11/20/50	89,252	93,234
3.50% 5/1/51 to 7/1/51 (c)	125,000	131,383
3.50% 6/1/51 (c)(d)	100,000	105,184
TOTAL GINNIE MAE		432,310
Uniform Mortgage Backed Securities – 3.6%
1.50% 6/1/36 (c)	100,000	101,234
2.00% 6/1/51 (c)(d)	50,000	50,519
2.00% 7/1/51 (c)	50,000	50,405
2.50% 7/1/51 (c)	50,000	51,652
3.50% 6/1/51 (c)(d)	50,000	52,780
3.50% 7/1/51 (c)	50,000	52,811
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		359,401
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,254,734)		1,255,700
Asset-Backed Securities – 5.7%

Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 1.215% 4/25/34 (a)(b)(e)	250,000	249,935
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	100,000	100,960
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	221,450	222,702
TOTAL ASSET-BACKED SECURITIES (Cost $573,131)		573,597
Collateralized Mortgage Obligations – 2.0%

PRIVATE SPONSOR – 2.0%
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (a)(b)(e)	100,000	100,251

	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 3 month U.S. LIBOR + 1.200% 1.30% 5/15/31 (a)(b)(e)	$ 100,000	$ 100,190
TOTAL PRIVATE SPONSOR		200,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $200,000)		200,441

Money Market Fund – 10.7%
	Shares
Fidelity Cash Central Fund, 0.03% (f) (Cost $1,071,722)	1,071,508	1,071,722
TOTAL INVESTMENT IN SECURITIES – 107.7% (Cost $10,763,391)		10,758,194
NET OTHER ASSETS (LIABILITIES) – (7.7%)		(773,557)
NET ASSETS – 100.0%		$ 9,984,637

TBA Sale Commitments
	Principal Amount
Ginnie Mae
3.50% 5/1/51	$ (75,000)	$ (78,771)
TOTAL TBA SALE COMMITMENTS (Proceeds $79,115)		$(78,771)

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,444,118 or 14.5% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	A portion of the security sold on a delayed delivery basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$168
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report

Quarterly Report	7